Statement of cash flows - Schedule of Cash Flow on Acquisitions (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Cash Flow Statement [Abstract]
Purchase of businesses	£ (235)	£ (864)	£ (399)
Deferred payments relating to prior year acquisitions	(19)	(5)	(24)
Total	£ (254)	£ (869)	£ (423)